Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities
Total potentially dilutive securities (in shares)	16,731,449	12,696,388
Unvested restricted shares and units
Antidilutive Securities
Total potentially dilutive securities (in shares)	382,375	1,023,810
Share options
Antidilutive Securities
Total potentially dilutive securities (in shares)	13,083,768	8,407,272
Warrants
Antidilutive Securities
Total potentially dilutive securities (in shares)	3,265,306	3,265,306